Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related party transactions	Related party transactions
Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Group’s related parties include:
–Key management personnel including close family members and entities which are controlled, significantly influenced by, or for which significant voting power is held by key management personnel or their close family members
–Subsidiaries, joint ventures and associates and their respective subsidiaries, and
–Post-employment benefit plans for the benefit of Deutsche Bank employees
Transactions with key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of Deutsche Bank Group, directly or indirectly. The Group considers the members of the Management
Board as currently mandated and the Supervisory Board of the parent company to constitute key management personnel for purposes of IAS 24. Among the Group’s transactions with key management personnel as of June 30, 2026, were loans and commitments of € 11 million and deposits of € 15 million. As of December 31, 2025, there were loans and commitments of € 2 million and deposits of € 8 million among the Group’s transactions with key management personnel.
In addition, the Group provides banking services, such as payment and account services as well as investment advice, to key management personnel and their close family members.
Transactions with subsidiaries, associates and joint ventures
Transactions between Deutsche Bank AG and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions. Transactions between the Group and its associated companies and joint ventures and their respective subsidiaries also qualify as related party transactions.
Transactions for subsidiaries, joint ventures and associates are presented combined in the table below as these are not material individually.
Loans issued and guarantees granted

in € m.	Jun 30, 2026	Dec 31, 2025
Loans outstanding, beginning of period	66	73
Net movement in loans during the period	—	(7)
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	—
Loans outstanding, end of period[1]	66	66

Other credit risk related transactions:
Allowance for loan losses	—	—
Provision for loan losses	—	—
Guarantees and commitments	3	3
[1]Loans past due were € 0 million as of June 30, 2026, and € 0 million as of December 31, 2025. For the total loans, the Group held collateral of € 0 million and € 0 million as of June 30, 2026, and December 31, 2025, respectively
Deposits received

in € m.	Jun 30, 2026	Dec 31, 2025
Deposits, beginning of period	22	29
Net movement in deposits during the period	(3)	(7)
Changes in the group of consolidated companies	—	—
Exchange rate changes/other	—	—
Deposits, end of period	19	22
Other transactions
Other transactions include bonds issued by associated companies which the Group acquired and classified as trading assets. These trading assets amounted to € 13 million as of June 30, 2026, and € 17 million as of December 31, 2025.
Other assets related to transactions with associated companies amounted to € 1 million as of June 30, 2026, and
€ 2 million as of December 31, 2025. Other liabilities related to transactions with associated companies were € 4 million as of June 30, 2026, and € 4 million as of December 31, 2025.
Transactions with pension plans
The Group has business relationships with a number of pension plans pursuant to which it provides financial services, including investment management. As of June 30, 2026, transactions with these plans were not material to the Group.